Commitments and contingencies - Additional Information (Detail)				1 Months Ended
	Oct. 28, 2025 T	Aug. 20, 2025 T	Nov. 01, 2024 USD ($)	Sep. 30, 2022 T	Dec. 31, 2025 USD ($)	Nov. 13, 2024 USD ($)
Commitments And Contingencies [Line Items]
Percentage of entity's revenue			4.00%
Pre tax internal rate of return			12.50%
Period of exercise the option			60 days
Percentage of total cost to achieve minimum rate of production			30.00%
Statement of claim file in the court | $						$ 367,080
Commitment for keytrade to purchase maximum number of tons		900,000
Option Agreement [Member]
Commitments And Contingencies [Line Items]
Cash consideration of acquired an option | $			$ 1,000,000
Amaggi Offtake Agreement [Member]
Commitments And Contingencies [Line Items]
Commitment to purchase minimum quantity of potash product				551,000
Ramp-up period				3 years
Term of agreement				17 years
Amaggi Offtake Agreement [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage of quantity of potash required to purchase under agreement				20.00%
Percentage of purchase price charged quantity of potash fail to supply or purchase				30.00%
Amaggi Offtake Agreement [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage of quantity of potash required to purchase under agreement				50.00%
Percentage of purchase price charged quantity of potash fail to supply or purchase				50.00%
Amaggi Distribution and Marketing Agreement [Member]
Commitments And Contingencies [Line Items]
Term of agreement				15 years
Hermasa Shipping Agreement [Member]
Commitments And Contingencies [Line Items]
Term of agreement				15 years
Hermasa Shipping Agreement [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Commitment to purchase minimum quantity of potash product				2,200,000
Hermasa Shipping Agreement [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Commitment to purchase minimum quantity of potash product				3,000,000
Third Commercial Offtake Agreement [Member]
Commitments And Contingencies [Line Items]
Commitment for keytrade to purchase maximum number of tons	704,000
Term of agreement	10 years
Percentage of royalty payable	50.00%
Third Commercial Offtake Agreement [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage of quantity of potash required to purchase under agreement	23.00%
Third Commercial Offtake Agreement [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage of quantity of potash required to purchase under agreement	32.00%
Mining royalty rate	2.00%
Key management personnel of entity or parent [member]
Commitments And Contingencies [Line Items]
Contractual capital commitments | $					$ 20,310,000
Committed for payment upon termination | $					$ 9,128,000
Take or pay commitment [Member]
Commitments And Contingencies [Line Items]
Binding agreement period		10 years
Take or pay commitment [Member] | Third Commercial Offtake Agreement [Member]
Commitments And Contingencies [Line Items]
Binding agreement period	10 years